Financial instruments - additional disclosures (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	$ (9,971)	$ (11,489)
Potential inflows in various currencies - from financial derivative assets	10,031	11,775
Not later than one month [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(3,421)	(4,329)
Potential inflows in various currencies - from financial derivative assets	3,443	4,311
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(6,075)	(6,604)
Potential inflows in various currencies - from financial derivative assets	5,948	6,841
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(475)	(556)
Potential inflows in various currencies - from financial derivative assets	$ 640	$ 623